Organization (Details) ft² in Millions		3 Months Ended	12 Months Ended
	Oct. 01, 2020 shares	Dec. 31, 2020 property shares	Dec. 31, 2020 property shares	Dec. 31, 2020 state	Dec. 31, 2020 ft²	Dec. 31, 2020 encumbered_property
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Number of real estate properties		193	193			110
Number of states properties are located in | state				31
Area of real estate property | ft²					9.4
Stock dividends (in shares)	0.01349		0.02716
Issuance of preferred stock, net (in shares)		0